Loans (Details) - Schedule of ACL by Portfolio Segment - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	$ 0	$ 0
Recoveries	4,000	21,000
Credit Losses for Unfunded Liabilities	(6,000)
Ending balance	2,127,000	1,634,000
Beginning balance		1,529,000
Provision for (recovery of) credit losses on loans	24,000	113,000
Loans charged off	(26,000)	(29,000)
One-to four-family [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries		13,000
Credit Losses for Unfunded Liabilities
Ending balance	1,661,000	857,000
Beginning balance		800,000
Provision for (recovery of) credit losses on loans	82,000	73,000
Loans charged off	(18,000)	(29,000)
Multi-family [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	100,000	278,000
Beginning balance		231,000
Provision for (recovery of) credit losses on loans	(33,000)	47,000
Loans charged off
Construction [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries
Credit Losses for Unfunded Liabilities	(4,000)
Ending balance	122,000
Provision for (recovery of) credit losses on loans	(12,000)
Loans charged off
Land [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	28,000	1,000
Beginning balance		3,000
Provision for (recovery of) credit losses on loans	13,000	(2,000)
Loans charged off
Farm [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	4,000	4,000
Beginning balance		5,000
Provision for (recovery of) credit losses on loans	(2,000)	(1,000)
Loans charged off
Nonresidential real estate [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries		8,000
Credit Losses for Unfunded Liabilities
Ending balance	192,000	405,000
Beginning balance		461,000
Provision for (recovery of) credit losses on loans	8,000	(64,000)
Loans charged off
Commercial and Industrial [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	3,000
Provision for (recovery of) credit losses on loans	(2,000)
Loans charged off
Loans on deposits
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance		1,000
Beginning balance		1,000
Provision for (recovery of) credit losses on loans
Loans charged off
Home equity [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries	4,000
Credit Losses for Unfunded Liabilities	(2,000)
Ending balance	14,000	23,000
Beginning balance		21,000
Provision for (recovery of) credit losses on loans	(31,000)	2,000
Loans charged off	(8,000)
Automobile [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance
Beginning balance
Provision for (recovery of) credit losses on loans	(1,000)
Loans charged off
Unsecured [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	3,000	1,000
Beginning balance		1,000
Provision for (recovery of) credit losses on loans	2,000
Loans charged off
Construction [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries
Ending balance		41,000
Beginning balance		4,000
Provision for (recovery of) credit losses on loans		37,000
Loans charged off
Commercial nonmortgage [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Recoveries
Ending balance		23,000
Beginning balance		2,000
Provision for (recovery of) credit losses on loans		21,000
Loans charged off
Pre-ASC 326 Adoption [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	1,634,000
Pre-ASC 326 Adoption [Member] | One-to four-family [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	857,000
Pre-ASC 326 Adoption [Member] | Multi-family [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	278,000
Pre-ASC 326 Adoption [Member] | Construction [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	41,000
Pre-ASC 326 Adoption [Member] | Land [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	1,000
Pre-ASC 326 Adoption [Member] | Farm [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	4,000
Pre-ASC 326 Adoption [Member] | Nonresidential real estate [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	405,000
Pre-ASC 326 Adoption [Member] | Commercial and Industrial [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	23,000
Pre-ASC 326 Adoption [Member] | Loans on deposits
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	1,000
Pre-ASC 326 Adoption [Member] | Home equity [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	23,000
Pre-ASC 326 Adoption [Member] | Automobile [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326
Pre-ASC 326 Adoption [Member] | Unsecured [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	1,000
Impact of ASC 326 Adoption [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	497,000
Impact of ASC 326 Adoption [Member] | One-to four-family [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	740,000
Impact of ASC 326 Adoption [Member] | Multi-family [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	(145,000)
Impact of ASC 326 Adoption [Member] | Construction [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	97,000
Impact of ASC 326 Adoption [Member] | Land [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	14,000
Impact of ASC 326 Adoption [Member] | Farm [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	2,000
Impact of ASC 326 Adoption [Member] | Nonresidential real estate [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	(221,000)
Impact of ASC 326 Adoption [Member] | Commercial and Industrial [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	(18,000)
Impact of ASC 326 Adoption [Member] | Loans on deposits
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	(1,000)
Impact of ASC 326 Adoption [Member] | Home equity [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	28,000
Impact of ASC 326 Adoption [Member] | Automobile [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	1,000
Impact of ASC 326 Adoption [Member] | Unsecured [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326
As Reported Under ASC 326 [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	2,131,000
As Reported Under ASC 326 [Member] | One-to four-family [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	1,597,000
As Reported Under ASC 326 [Member] | Multi-family [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	133,000
As Reported Under ASC 326 [Member] | Construction [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	138,000
As Reported Under ASC 326 [Member] | Land [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	15,000
As Reported Under ASC 326 [Member] | Farm [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	6,000
As Reported Under ASC 326 [Member] | Nonresidential real estate [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	184,000
As Reported Under ASC 326 [Member] | Commercial and Industrial [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	5,000
As Reported Under ASC 326 [Member] | Loans on deposits
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326
As Reported Under ASC 326 [Member] | Home equity [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	51,000
As Reported Under ASC 326 [Member] | Automobile [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	1,000
As Reported Under ASC 326 [Member] | Unsecured [Member]
Schedule of ACL by Portfolio Segment [Line Items]
Pre-ASC 326	$ 1,000